ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Salaries and welfare payables	122,489	166,923
Payables for purchase of property and equipment	114,446	102,181
Accrued expenses	12,798	41,558
Current portion of operating lease liabilities	—	34,975
VAT and other tax payables	115,540	5,903
Advances from employee	5,581	4,962
Total	370,854	356,502